Investments and Derivative Instruments (Other-than-Temporary Impairment Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other-Than-Temporary Impairment Losses
Balance as of beginning of period	$ (1,676)		$ (2,072)		$ (2,200)
Additions for credit impairments recognized on securities not previously impaired	(28)	[1]	(56)	[1]	(211)	[1]
Additions for credit impairments recognized on securities previously impaired	(20)	[1]	(69)	[1]	(161)	[1]
Securities that matured or were sold during the period	700		505		468
Securities due to an increase in expected cash flows	11		16		32
Balance as of end of period	$ (1,013)		$ (1,676)		$ (2,072)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.